Schedule of maturity analysis of operating lease payments (Details)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 9,580,318	$ 74,417,038	$ 76,983,367
Less: portion classified as current lliabilities	(4,911,202)	(38,148,743)	(37,983,588)
Non-current liabilities	4,669,116	36,268,295	38,999,779
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	4,911,202	38,148,743	37,983,588
Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 4,669,116	$ 36,268,295	$ 38,999,779